Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - 3 months ended Sep. 30, 2019 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Jun. 30, 2019	$ 1,072	$ 4,859,731	$ (9,470,685)	$ (4,609,882)
Beginning Balance, shares at Jun. 30, 2019	11,318,901			11,318,901
Common stock issued for services in July and August 2019	$ 48	1,203,252		$ 1,203,300
Common stock issued for services in July and August 2019, shares	475,000			475,000
Common stock issued in exchange for debt reductionin August 2019	$ 35	619,068		$ 619,103
Common stock issued in exchange for debt reductionin August 2019, shares	347,397
Settlement of conversion features in August and September 2019		149,374		149,374
Issuance of common stock to warrant holders in September 2019
Issuance of common stock to warrant holders in September 2019, shares	644,709
Common stock issued as compensation in September 2019	$ 4	44,507		44,511
Common stock issued as compensation in September 2019, shares	44,511
Common stock issued for services in September 2019	$ 9	79,991		80,000
Common stock issued for services in September 2019, shares	80,000
Common stock issued in acquisition of EhlertSolutions, Inc. and Interlock Concepts, Inc.	$ 135	1,720,216		1,720,351
Common stock issued in acquisition of EhlertSolutions, Inc. and Interlock Concepts, Inc., shares	1,350,000
Common stock issued in exchange for debt reduction September 2019	$ 40	408,622		408,662
Common stock issued in exchange for debt reduction September 2019, shares	397,864
Consolidated net loss			(2,017,347)	(2,017,347)
Ending Balance at Sep. 30, 2019	$ 1,343	$ 9,084,761	$ (11,488,032)	$ (2,401,928)
Ending Balance, Shares at Sep. 30, 2019	14,658,382			14,619,757